FINANCIAL INSTRUMENTS (Schedule of Carrying Amount and Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities Carrying Amount	$ 1,342	$ 1,992
Bank loans and capital leases [Member]
Disclosure of financial liabilities [line items]
Financial liabilities Carrying Amount	1,278	1,984
Financial liabilities Fair Value	$ 1,275	$ 1,984